Changes in Accounting Policies - Key Financial Items Affected (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
Invested assets	$ 174,328	$ 168,789	$ 185,268
Policy loans			0
Reinsurance contract held assets and Insurance contract assets			6,774
Other assets			157,102
Total assets	333,241	323,608	349,144
Insurance contract liabilities and Reinsurance contract held liabilities			151,406
Investment contract liabilities	11,672	10,728	9,914
Other liabilities			165,618
Total liabilities	309,041	300,721	326,938
Total equity	24,200	22,887	22,206
Total liabilities and equity	333,241	323,608	349,144
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Shareholders' equity	(23,582)	(22,529)	(21,957)
Equity in participating account	$ 457	268	190
As at January 1, 2022
Disclosure of voluntary change in accounting policy [line items]
Invested assets			181,261
Policy loans			3,261
Reinsurance contract held assets and Insurance contract assets			3,683
Other assets			157,165
Total assets			345,370
Insurance contract liabilities and Reinsurance contract held liabilities			147,811
Investment contract liabilities			3,368
Other liabilities			166,118
Total liabilities			317,297
Total equity			28,073
Total liabilities and equity			345,370
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of voluntary change in accounting policy [line items]
Shareholders' equity		4,400
Equity in participating account		1,500
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 9 Adjustments
Disclosure of voluntary change in accounting policy [line items]
Invested assets			4,007
Policy loans			0
Reinsurance contract held assets and Insurance contract assets			0
Other assets			0
Total assets			4,007
Insurance contract liabilities and Reinsurance contract held liabilities			0
Investment contract liabilities			0
Other liabilities			0
Total liabilities			0
Total equity			4,007
Total liabilities and equity			4,007
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 17 Adjustments
Disclosure of voluntary change in accounting policy [line items]
Invested assets			0
Policy loans			(3,261)
Reinsurance contract held assets and Insurance contract assets			3,091
Other assets			(1,156)
Total assets			(1,326)
Insurance contract liabilities and Reinsurance contract held liabilities			3,595
Investment contract liabilities			6,546
Other liabilities			(412)
Total liabilities			9,729
Total equity			(11,055)
Total liabilities and equity			(1,326)
Contractual service margin		9,800
Increase (decrease) due to changes in accounting policy required by IFRSs | Other
Disclosure of voluntary change in accounting policy [line items]
Invested assets			0
Policy loans			0
Reinsurance contract held assets and Insurance contract assets			0
Other assets			1,093
Total assets			1,093
Insurance contract liabilities and Reinsurance contract held liabilities			0
Investment contract liabilities			0
Other liabilities			(88)
Total liabilities			(88)
Total equity			1,181
Total liabilities and equity			$ 1,093
Mortgages and loans
Disclosure of voluntary change in accounting policy [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		$ 4,025